UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-09541

AmeriPrime Advisors Trust

(Exact name of registrant as specified in charter)

431 N Pennsylvania St. Indianapolis, IN 46204

(Address of principal executive offices) (Zip code)

Freddie Jacobs

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7425

Date of reporting period: 07/01/04 - 06/30/05

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the

Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Bull Moose Growth Fund

Proxy Voting History

Monteagle Fixed Income Fund

Proxy Voting History

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

Monteagle Large Cap Fund

Proxy Voting History

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

Iron Market Opportunity Fund

Proxy Voting History

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmeriPrime Advisors Trust

By:	/s/ Anthony Ghoston Anthony Ghoston, President

Date: August 31, 2005